Insurance and Reinsurance Contract Assets and Liabilities - Investment Income and Insurance Finance Income and Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment return
Investment-related income	$ 17,482	$ 16,115
Net gains (losses) on financial assets at FVTPL	1,851	2,682
Unrealized gains (losses) on FVOCI assets	(1,213)	12,230
Impairment and recovery (loss) on financial assets	109	(304)
Investment expenses	(1,348)	(1,297)
Interest on required surplus	0	0
Total investment return	16,881	29,426
Portion recognized in income (expenses)	19,111	18,021
Portion recognized in OCI	(2,230)	11,405
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	(10,257)	(8,186)
Due to changes in interest rates and other financial assumptions	10,132	(10,987)
Changes in fair value of underlying items of direct participation contracts	(5,231)	(7,384)
Effects of risk mitigation option	1,755	1,267
Net foreign exchange income (expenses)	(2)	(80)
Hedge accounting offset from insurance contracts issued	(128)	(41)
Other	394	237
Total insurance finance income (expenses) from insurance contracts issued	(6,631)	(24,992)
Effects of movements in foreign exchange rates	(1,417)	(952)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(8,048)	(25,944)
Portion recognized in income (expenses), including effects of exchange rates	(16,219)	(13,894)
Portion recognized in OCI, including effects of exchange rates	8,171	(12,050)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	2,135	229
Due to changes in interest rates and other financial assumptions	(3,882)	570
Effect of changes in non-performance risk of reinsurers	(57)	(15)
Other	(88)	(159)
Total reinsurance finance income (expenses) from reinsurance contracts held	(1,892)	625
Effect of movements in foreign exchange rates	243	(120)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(1,649)	505
Portion recognized in income (expenses), including effects of foreign exchange rates	1,133	(734)
Portion recognized in OCI, including effects of exchange rates	(2,782)	1,239
Decrease (increase) in investment contract liabilities	(504)	(435)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	6,680	3,552
Amounts recognized in income (expenses)	3,521	2,958
Amounts recognized in OCI	3,159	594
Cash flow hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative OCI to IFIE – cash flow hedges	52	(3)
Fair value hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	(3,346)	185
Insurance contracts issued
Investment return
Investment-related income	14,214	13,036
Net gains (losses) on financial assets at FVTPL	1,788	2,176
Unrealized gains (losses) on FVOCI assets	5,590	11,212
Impairment and recovery (loss) on financial assets	137	(247)
Investment expenses	(644)	(540)
Interest on required surplus	672	521
Total investment return	21,757	26,158
Portion recognized in income (expenses)	16,489	15,830
Portion recognized in OCI	5,268	10,328
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	(10,283)	(8,214)
Due to changes in interest rates and other financial assumptions	10,199	(11,008)
Changes in fair value of underlying items of direct participation contracts	(5,231)	(7,384)
Effects of risk mitigation option	1,755	1,267
Net foreign exchange income (expenses)	(2)	(80)
Hedge accounting offset from insurance contracts issued	(128)	(41)
Other	394	237
Total insurance finance income (expenses) from insurance contracts issued	(6,590)	(25,041)
Effects of movements in foreign exchange rates	(1,417)	(952)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(8,007)	(25,993)
Portion recognized in income (expenses), including effects of exchange rates	(16,252)	(13,930)
Portion recognized in OCI, including effects of exchange rates	8,245	(12,063)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	2,135	241
Due to changes in interest rates and other financial assumptions	(3,886)	598
Effect of changes in non-performance risk of reinsurers	(57)	(15)
Other	(88)	(159)
Total reinsurance finance income (expenses) from reinsurance contracts held	(1,896)	665
Effect of movements in foreign exchange rates	243	(120)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(1,653)	545
Portion recognized in income (expenses), including effects of foreign exchange rates	1,133	(719)
Portion recognized in OCI, including effects of exchange rates	(2,786)	1,264
Decrease (increase) in investment contract liabilities	(6)	(17)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	12,091	693
Amounts recognized in income (expenses)	1,364	1,164
Amounts recognized in OCI	10,727	(471)
Insurance contracts issued | Cash flow hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative OCI to IFIE – cash flow hedges	52	(3)
Insurance contracts issued | Fair value hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	(3,346)	185
Non-insurance
Investment return
Investment-related income	3,268	3,079
Net gains (losses) on financial assets at FVTPL	63	506
Unrealized gains (losses) on FVOCI assets	(6,803)	1,018
Impairment and recovery (loss) on financial assets	(28)	(57)
Investment expenses	(704)	(757)
Interest on required surplus	(672)	(521)
Total investment return	(4,876)	3,268
Portion recognized in income (expenses)	2,622	2,191
Portion recognized in OCI	(7,498)	1,077
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts	26	28
Due to changes in interest rates and other financial assumptions	(67)	21
Changes in fair value of underlying items of direct participation contracts	0	0
Effects of risk mitigation option	0	0
Net foreign exchange income (expenses)	0	0
Hedge accounting offset from insurance contracts issued	0	0
Other	0	0
Total insurance finance income (expenses) from insurance contracts issued	(41)	49
Effects of movements in foreign exchange rates	0	0
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(41)	49
Portion recognized in income (expenses), including effects of exchange rates	33	36
Portion recognized in OCI, including effects of exchange rates	(74)	13
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts	0	(12)
Due to changes in interest rates and other financial assumptions	4	(28)
Effect of changes in non-performance risk of reinsurers	0	0
Other	0	0
Total reinsurance finance income (expenses) from reinsurance contracts held	4	(40)
Effect of movements in foreign exchange rates	0	0
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	4	(40)
Portion recognized in income (expenses), including effects of foreign exchange rates	0	(15)
Portion recognized in OCI, including effects of exchange rates	4	(25)
Decrease (increase) in investment contract liabilities	(498)	(418)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	(5,411)	2,859
Amounts recognized in income (expenses)	2,157	1,794
Amounts recognized in OCI	(7,568)	1,065
Non-insurance | Cash flow hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative OCI to IFIE – cash flow hedges	0	0
Non-insurance | Fair value hedges
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	0	0
Asia
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(7,334)	(6,436)
Asia | Insurance contracts issued
Investment return
Total investment return	8,795	11,770
Portion recognized in income (expenses)	7,994	7,095
Portion recognized in OCI	801	4,675
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(8,311)	(11,037)
Portion recognized in income (expenses), including effects of exchange rates	(7,334)	(6,436)
Portion recognized in OCI, including effects of exchange rates	(977)	(4,601)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	436	12
Portion recognized in income (expenses), including effects of foreign exchange rates	604	(105)
Portion recognized in OCI, including effects of exchange rates	(168)	117
Canada
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(3,650)	(3,315)
Canada | Insurance contracts issued
Investment return
Total investment return	9,405	5,968
Portion recognized in income (expenses)	3,529	3,514
Portion recognized in OCI	5,876	2,454
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(3,177)	(5,709)
Portion recognized in income (expenses), including effects of exchange rates	(3,650)	(3,315)
Portion recognized in OCI, including effects of exchange rates	473	(2,394)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	406	90
Portion recognized in income (expenses), including effects of foreign exchange rates	347	57
Portion recognized in OCI, including effects of exchange rates	59	33
U.S.
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(5,278)	(4,866)
U.S. | Insurance contracts issued
Investment return
Total investment return	3,532	8,390
Portion recognized in income (expenses)	4,943	5,193
Portion recognized in OCI	(1,411)	3,197
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	3,471	(9,936)
Portion recognized in income (expenses), including effects of exchange rates	(5,278)	(4,868)
Portion recognized in OCI, including effects of exchange rates	8,749	(5,068)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(2,492)	1,125
Portion recognized in income (expenses), including effects of foreign exchange rates	185	11
Portion recognized in OCI, including effects of exchange rates	(2,677)	1,114
Corporate and Other
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Portion recognized in income (expenses), including effects of exchange rates	43	723
Corporate and Other | Insurance contracts issued
Investment return
Total investment return	25	30
Portion recognized in income (expenses)	23	28
Portion recognized in OCI	2	2
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	10	689
Portion recognized in income (expenses), including effects of exchange rates	10	689
Portion recognized in OCI, including effects of exchange rates	0	0
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(3)	(682)
Portion recognized in income (expenses), including effects of foreign exchange rates	(3)	(682)
Portion recognized in OCI, including effects of exchange rates	0	0
Corporate and Other | Non-insurance
Investment return
Total investment return	(4,876)	3,268
Portion recognized in income (expenses)	2,622	2,191
Portion recognized in OCI	(7,498)	1,077
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(41)	49
Portion recognized in income (expenses), including effects of exchange rates	33	36
Portion recognized in OCI, including effects of exchange rates	(74)	13
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	4	(40)
Portion recognized in income (expenses), including effects of foreign exchange rates	0	(15)
Portion recognized in OCI, including effects of exchange rates	$ 4	$ (25)